UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2009


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.



Schedule of Investments
December 31, 2009 (Unaudited)

Corporate Bonds, Notes & Preferred Securities - 86.28%                                                                Value
Name of Issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Advertising - 0.38%
----------------------------------------------------------------------------------------------------------------------------
     Interpublic Group Co. Senior Unsecured Notes, 10%, 7/15/17                                $ 3,000,000      $ 3,330,000


Automobile & Truck - 1.19%
----------------------------------------------------------------------------------------------------------------------------
     Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)                                36,950,000          369,500
     United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12 (c)                                    10,000,000        9,975,000
                                                                                                           ----------------
                                                                                                                 10,344,500

Broadcast Cable TV - 3.83%
----------------------------------------------------------------------------------------------------------------------------
     Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 10%, 4/30/12 (d)                 32,500,000       33,393,750


Building Products - 0.69%
----------------------------------------------------------------------------------------------------------------------------
     Builders Firstsource, Inc. Senior Secured Notes, FRN 4.5225%, 2/15/12                       6,000,000        6,000,000


Chemicals - 6.87%
----------------------------------------------------------------------------------------------------------------------------
     Kronos International, Inc. Senior Secured Notes, 6.5%, 4/15/13 EUR                         12,866,000       14,921,472
     Polyone Corp. Senior Unsecured Notes, 8.875%, 5/01/12 (c)                                  25,000,000       25,750,000
     Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (d)                       7,315,000        6,144,600
     Sterling Chemical, Inc. Senior Secured Notes, 10.25%, 4/01/15                              13,740,000       13,121,700
                                                                                                           -----------------
                                                                                                                 59,937,772


Drug Stores - 1.90%
----------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                                         3,000,000        3,255,000
     Rite Aid Corp. Senior Secured Notes, 10.375%, 7/15/16                                       2,000,000        2,120,000
     Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                                         11,398,000       10,714,120
     Rite Aid Corp. Senior Secured Notes, Series 144A,  10.25%, 10/15/19 (d)                       500,000          527,500
                                                                                                           -----------------
                                                                                                                 16,616,620

Electrical Equipment - 0.80%
----------------------------------------------------------------------------------------------------------------------------
     Coleman Cable, Inc. Notes, 9.875%, 10/01/12 (c)                                             7,000,000        7,017,500


Electrical Utility - 4.96%
----------------------------------------------------------------------------------------------------------------------------
     Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%, 5/01/11                           28,625,000       29,340,625
     PSEG Energy Holdings Senior Unsecured Notes, 8.5%, 6/15/11                                  3,015,000        3,154,441
     Sithe / Independence Funding Senior Secured  Notes, 9%, 12/30/13                           10,549,741       10,835,112
                                                                                                           -----------------
                                                                                                                 43,330,178

Energy/Natural Resources - 18.65%
----------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy Notes, 7.75%, 8/01/13 (c)                                          19,847,000       17,465,360
     Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12 (c)                                 10,300,000       10,325,750
     Comstock Resources, Inc. Notes, 8.375%, 10/15/17                                           18,000,000       18,405,000
     Forest Oil Corp. Unsecured Notes, 8%, 12/15/11                                              9,890,000       10,310,325
     Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14 (c)                                13,919,000       14,092,987
     Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14 (c)                                          14,246,000       14,174,770
     Key Energy Services, Inc. Notes, 8.375%, 12/01/14                                           4,340,000        4,350,850
     Parker Drilling Co. Notes, 9.625%, 10/01/13                                                 1,623,000        1,667,632
     Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11 (c)                                  18,296,000       18,227,390
     Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14 (c)                                  18,087,000       16,142,647
     Swift Energy Co. Notes, 7.125%, 6/01/17                                                    19,800,000       18,711,000
     W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14  (c) (d)                           20,000,000       19,000,000
                                                                                                           ----------------
                                                                                                                162,873,711

Entertainment - 5.24%
----------------------------------------------------------------------------------------------------------------------------
     AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                     26,780,000       25,574,900
     AMC Entertainment, Inc. Notes, 11%, 2/01/16                                                10,000,000       10,450,000
     Cinemark USA, Inc. Notes, Series 144A, 8.625%, 6/15/19 (d)                                  2,000,000        2,080,000
     Wallace Theater Corp. Senior Secured Units, Series 144A, FRN 12.5%, 6/15/13 (d)                 7,500        7,612,500
                                                                                                           ----------------
                                                                                                                 45,717,400


Financial Services - 7.43%
----------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. Junior Sub. PFD, 8%  (c) (e)                                         30,000,000       28,882,200
     Bank of America Corp. Junior Sub. PFD, 8.125% (c) (e)                                       3,000,000        2,888,220
     Finova Group, Inc. Notes, 7.5%,  11/15/09 (a) (b)                                           4,360,745          245,292
     Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                                               32,818,000       32,900,045
                                                                                                           ----------------
                                                                                                                 64,915,757


Food Processing - 4.39%
----------------------------------------------------------------------------------------------------------------------------
     B&G Foods, Inc. Notes, 8%, 10/01/11 (c)                                                     1,000,000        1,017,500
     Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                         14,150,000       14,008,500
     Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                                22,500,000       22,950,000
     Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14 (f)                              1,041,188          385,240
                                                                                                           -----------------
                                                                                                                 38,361,240

Gaming - 3.75%
----------------------------------------------------------------------------------------------------------------------------
     Las Vegas Sands Corp. Senior Secured Notes, 6.375%, 2/15/15 (c)                             5,000,000        4,425,000
     MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10 (c)                                 17,030,000       16,944,850
     Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10 (c)                               10,000,000        9,950,000
     Trump Entertainment Resorts, Inc. Senior Secured Notes, 8.5%, 6/01/15 (a)                  69,914,327        1,441,983
     Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%, 12/15/14 (a)                         3,535,000           17,675
                                                                                                           ----------------
                                                                                                                 32,779,508



Home Furnishings - 1.33%
----------------------------------------------------------------------------------------------------------------------------
     Norcraft Cos LP Notes, 9%, 11/01/11 (c)                                                    11,600,000       11,614,500


Machine / Tools - 1.46%
----------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp. Notes, 10.5%, 2/01/14                                            13,513,000       12,786,676


Marketing / Sales - 1.02%
----------------------------------------------------------------------------------------------------------------------------
     Harry and David Operations Notes, 9%, 3/01/13                                              13,000,000        8,905,000


Office Electronics - 1.10%
----------------------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings, Inc. PFD, Series 144A, 6.125% (d)                         10,000        9,587,500


Packaging & Container - 11.77%
----------------------------------------------------------------------------------------------------------------------------
     Ball Corp. Unsecured Notes, 6.875%, 12/15/12                                                1,000,000        1,012,500
     Constar International Notes, FRN 3.6475%, 2/15/12                                          20,750,000       17,118,750
     Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a)                                         15,250,000       13,420,000
     Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13 (a)                          15,405,000       13,556,400
     Owens-Brockway Glass Senior Secured Notes, 8.25%, 5/15/13                                   5,500,000        5,651,250
     Owens-Brockway Glass Notes, 6.75%, 12/01/14                                                 5,750,000        5,879,375
     Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17 (a)                             8,780,000        7,737,375
     Stone Container Senior Notes, 8.375%, 7/01/12 (a)                                           8,000,000        7,080,000
     Stone Container Notes, 7.375%, 7/15/14 (a)                                                  5,000,000        4,706,250
     Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                                     2,000,000        1,807,500
     Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                     27,500,000       20,246,875
     Viskace Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (d)                                   4,500,000        4,533,750
                                                                                                           ----------------
                                                                                                                102,750,025

Paper/Forest Products - 2.42%
----------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (a) (b) (f)           14,061,292           98,429
     Georgia-Pacific LLC Senior Unsecured Notes, 8.125%, 5/15/11                                20,000,000       21,000,000
                                                                                                           -----------------
                                                                                                                 21,098,429

Publishing - 1.39%
----------------------------------------------------------------------------------------------------------------------------
     Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                                        13,000,000       12,106,250


Recreation / Leisure - 1.34%
----------------------------------------------------------------------------------------------------------------------------
     Six Flags Operations, Inc. Notes, Series 144A, 12.25%, 7/15/16 (a) (d)                     11,000,000       11,715,000


Retail Food Chains - 0.16%
----------------------------------------------------------------------------------------------------------------------------
     Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                                              455,000          465,238
     Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (f)                                         1,643,148          961,242
                                                                                                           -----------------
                                                                                                                  1,426,480


Telecom Equipment - 4.21%
----------------------------------------------------------------------------------------------------------------------------
     Qwest Corp. Senior Unsecured Notes, 7.875%, 9/01/11                                        12,000,000       12,570,000
     Qwest Corp. Senior Unsecured Notes, 8.875%, 3/15/12                                        22,500,000       24,187,500
                                                                                                           -----------------
                                                                                                                 36,757,500


     Total Corporate Bonds, Notes, & Preferred Securities -  (cost -$925,487,873)                              $753,365,296
                                                                                                           -----------------


Convertible Bonds                                                                                                     Value
Name of issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.00%
----------------------------------------------------------------------------------------------------------------------------
     Eurotunnel  Group Tier 3, 3%, 7/28/10 GBP                                                          74           12,807
                                                                                                           ----------------
     Total Convertible Bonds - (cost - $26,745)                                                                     $12,807
                                                                                                           -----------------



Foreign Bonds                                                                                                         Value
Name of issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.25%
----------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                   34,386,574        2,211,057
                                                                                                           ----------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                  $2,211,057
                                                                                                           -----------------



                                                                                              Number of               Value
Stocks                                                                                          Shares              (Note B)
Name of issuer
----------------------------------------------------------------------------------------------------------------------------
Common Stock - 10.03%
----------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (f) (g)                                                                          640,565        2,748,024
     Citigroup, Inc. (g)                                                                        13,153,846       43,539,230
     Core-Mark Holding Co., Inc. (g)                                                               241,361        7,955,259
     Groupe Eurotunnel SA (g)                                                                        5,424           50,769
     International Airline Support Group (g)                                                       219,540           70,253
     Kronos Worldwide, Inc. (g)                                                                    270,700        4,398,875
     MAXXAM, Inc. (f) (g)                                                                              800        2,180,000
     NL Industries                                                                                 510,200        3,540,788
     Ormet Corp. (g)                                                                               372,638          801,172
     The Penn Traffic Co. (g)                                                                      164,352           32,870
     Polymer Group, Inc., Class A (g)                                                              843,103       11,803,442
     Prandium (g)                                                                                  869,935            2,697
     Romacorp, Inc. (f) (g) (h)                                                                     82,220        1,911,615
     Safelite Realty Corp. (f) (h)                                                                   7,403           20,358
     Sterling Chemical, Inc. (g)                                                                   250,827        1,755,789
     Viskase Cos., Inc. (g)                                                                      2,096,128        6,497,997
     Zemex Minerals Group, Inc. (f) (g) (h)                                                          2,102          279,377
                                                                                                           ----------------
     Total Common Stocks -  (cost - $235,836,517)                                                               $87,588,515
                                                                                                           -----------------





Warrants                                                                                      Number of               Value
Name of Issuer                                                                              Shares or Units         (Note B)
----------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.07%
----------------------------------------------------------------------------------------------------------------------------
     Core-Mark Holding Co., Inc. Warrants (f) (g)                                                   48,142          610,441
                                                                                                           ----------------
     Total Warrants -  (cost - $563,372)                                                                           $610,441
                                                                                                           -----------------



----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.91%
----------------------------------------------------------------------------------------------------------------------------
     State Street Bank & Trust Co.                                                                               16,646,041
     Repurchase Agreement, 0.005% due 1/04/10 (i)
                                                                                                           ----------------
     Total Repurchase Agreement - (cost - $16,646,041)                                                          $16,646,041
                                                                                                           -----------------



     Total Investments -  98.54% (cost - $1,179,983,969)                                                        860,434,157
                                                                                                           -----------------

     Net Other Assets and Liabilities - 1.46%                                                                    12,738,427
                                                                                                           -----------------

     Net Assets - 100%                                                                                        $ 873,172,584
                                                                                                           =================


(a)  Non-income producing security due to default or bankruptcy filing.
(b)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c)  All or a portion of security has been pledged to collateralize short-term borrowings.
(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $94,594,600 or 10.83% of net assets.
(e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g)  Non-income producing security.
(h)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     December 31, 2009 is $2,211,350 which represents 0.25% of total net assets.  All of these securities are deemed to be liquid. Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Romacorp, Inc.                                       11/15/06                              $ 4,118,756
     Safelite Realty Corp.                                09/29/00                              $ 965,195
     Zemex Minerals Group, Inc.                           04/10/08                              $ 386,221
(i)  Acquired on December 31, 2009.  Collateralized by $17,148,782 of Fannie Mae
     securities due through 8/15/39.  The maturity value is $16,646,050.



     EUR Principal is denoted in Euros
     PIK    Payment in Kind
     GBP  Principal denoted in British Pounds Sterling
     FRN   Floating Rate Note
     PFD Preferred Security



Accounting Standards Codification ASC 820, "Fair Value Measurements and
Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).


The following table summarized the Trust's investment as of December 31, 2009, based on the inputs used to value them.


                                                Level 1              Level 2               Level 3            Total

Corporate Bonds                                    -           $ 751,920,385           $ 1,444,911     $ 753,365,296
Common Stocks                                 80,449,141               -                 7,139,374        87,588,515
Foreign Bonds                                      -               2,211,057                 -             2,211,057
Convertible Bonds                                  -                  12,807                 -                12,807
Warrants                                           -                   -                 $ 610,441           610,441
Repurchase Agreement                               -              16,646,041                 -            16,646,041
                                            ------------       -------------           -----------     -------------
Total                                       $ 80,449,141       $ 770,790,290           $ 9,194,726     $ 860,434,157
                                            ============       =============           ===========     =============



The following is a reconciliation of the Trust's Level 3 investments for which significant unobservable inputs were used in determining value at December 31, 2009.




                                                        Corporate              Common
                                                        Bonds                  Stocks              Warrants              Total

Beginning Balance September 30, 2009                  $ 2,690,282           $ 5,693,878          $ 428,464           $ 8,812,624
                                                      ------------          ------------         -----------         ------------
Net realized gains/(losses)                                 -                     -                  -                     -
Net change in unrealized appreciation/(depreciation)   (1,245,371)             (734,504)           181,977            (1,797,898)
Net purchases/(sales)                                       -                     -                  -                     -
Transfers in/(out)                                          -                 2,180,000              -                 2,180,000
                                                     ------------           -----------          ----------         -------------
Ending Balance December 31, 2009                      $ 1,444,911           $ 7,139,374          $ 610,441           $ 9,194,726
                                                     =============         ============          ==========         =============



Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 26, 2010


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 26, 2010




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 26, 2010


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 26, 2010




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 26, 2010             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 26, 2010             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)